FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			111 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at December 31, 2011	$ 630
Changes in values of deferred shares and liability related to stock options and warrants	286	418	120	8
Classification of liability award to equity as a result of expiration of the Most Favored Nation Terms (See Note 9b)		141
Classification of warrants from liability to equity as a result of modification		35
Balance at December 31, 2012	787	630		787
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at December 31, 2011	630	276
Changes in values of deferred shares and liability related to stock options and warrants		(418)
Expiration of deferred shares		(128)
Fair value of warrants at issuance date	471	1,076
Classification of liability award to equity as a result of expiration of the Most Favored Nation Terms (See Note 9b)	(28)	(141)
Classification of warrants from liability to equity as a result of modification		(35)
Increase Decrease In Values of Liability Related To Stock Option And Warrants	(286)
Balance at December 31, 2012	$ 787	$ 630		$ 787